TRANSACTIONS WITH RELATED PARTIES - Compensation of Key Management Personnel (Detail) - Individual	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of transactions between related parties [line items]
Total	314	194
Regular Directors
Disclosure of transactions between related parties [line items]
Total	141	95
General Manager
Disclosure of transactions between related parties [line items]
Total	2	1
Area Managers and Other Leaders
Disclosure of transactions between related parties [line items]
Total	171	98